Operating Lease Liabilities	12 Months Ended
Dec. 31, 2023
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES
6.	OPERATING LEASE LIABILITIES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Operating lease expense for the years ended December 31, 2023, 2022 and 2022 was $551,041, $1,221,081, and $996,614, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2023	December 31, 2022
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$377	$921

Current operating lease liabilities	Operating lease liabilities - current	$377	$544
Non-current operating lease liabilities	Operating lease liabilities	-	377
Total operating lease liabilities		$377	$921

Weighted average remaining lease term (in years):
Operating leases			0.67

Weighted discount rate:
Operating leases			4.75%

Maturities of lease liabilities were as follows:

2023
2024	$384
2025	-
2026	-
2027	-
Total	384
Less: Amount representing interest	7
Present value of future minimum lease payments	377
Less: Current obligations	377
Long-term obligations	$-